Stock Based Compensation Plans: (Details 3)	9 Months Ended
	Sep. 30, 2012	Sep. 30, 2011
Risk free interest rate	0.29%	1.63%
Expected Term	2 years 10 months 29 days	4 years
Expected volatility	65.00%	97.00%
Dividend yield	0.00%	0.00%